Derivative Instruments and Hedging Activities -Classification and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	$ 0	$ 355
Derivative assets	0	1,834
Accrued liabilities	(84,975)	(76,752)
Current portion of derivative liabilities	(35,616)	(38,458)
Foreign Exchange Forward [Member]
Derivatives, Fair Value [Line Items]
Accounts Receivable		0
Current portion of derivative assets		0
Derivative assets		0
Accrued liabilities		0
Current portion of derivative liabilities		(202)
Derivative liabilities		0
Cross currency swap agreements
Derivatives, Fair Value [Line Items]
Accounts Receivable	0	0
Current portion of derivative assets	0	0
Derivative assets	0	0
Accrued liabilities	(956)	(456)
Current portion of derivative liabilities	(6,266)	(22,661)
Derivative liabilities	(37,551)	(18,987)
Derivative
Derivatives, Fair Value [Line Items]
Accounts Receivable	0	21
Current portion of derivative assets	0	355
Derivative assets	0	1,834
Accrued liabilities	(4,447)	(3,289)
Current portion of derivative liabilities	(35,616)	(38,458)
Derivative liabilities	(81,991)	(51,006)
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Accounts Receivable	0	21
Current portion of derivative assets	0	355
Derivative assets	0	1,834
Accrued liabilities	(3,426)	(2,821)
Current portion of derivative liabilities	(26,218)	(14,758)
Derivative liabilities	(33,650)	(28,544)
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Accounts Receivable	0	0
Current portion of derivative assets	0	0
Derivative assets	0	0
Accrued liabilities	(65)	(12)
Current portion of derivative liabilities	(3,132)	(837)
Derivative liabilities	$ (10,790)	$ (3,475)